INCOME TAX (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX (Details) [Line Items]
Percentage of assessable profits	16.50%	16.50%
Domestic income tax applied as per net profit (in Dollars)	$ 868,695
Foreign income tax	(32.00%)	(32.00%)	5.00%	1.00%
Percentage of tax rate	10.00%	10.00%
Uniform tax rate	25.00%	25.00%
Percentage of statutory tax rate	25.00%	25.00%	25.00%	25.00%
State Administration of Taxation, China [Member]
INCOME TAX (Details) [Line Items]
Percentage of tax rate	25.00%	25.00%
Uniform tax rate	25.00%	25.00%
HONG KONG
INCOME TAX (Details) [Line Items]
Percentage of assessable profits	8.25%	8.25%
Domestic income tax applied as per net profit (in Dollars)		$ 2,000,000
SINGAPORE
INCOME TAX (Details) [Line Items]
Foreign income tax	10.00%	10.00%
CHINA
INCOME TAX (Details) [Line Items]
Operating loss term	5 years	5 years
Percentage of statutory tax rate	25.00%	25.00%